Fees Summary $ in Thousands	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $3,627,000 (comprised of (i) $2,822,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Index, (ii) $805,000 maximum aggregate offering price with respect to notes linked to the Russell 2000® Index).

Narrative - Max Aggregate Offering Price	$ 3,627
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A